Shareholders' Equity (Tables)	Mar. 31, 2011
Shareholders' Equity
Shares of Common Stock Outstanding

	Shares
	Year ended March 31,
	2009	2010	2011
Number of shares outstanding at beginning of year	1,906,885,059	2,604,779,843	3,669,044,614
New issue	695,172,900	800,000,000	—
Conversion of convertible bonds	—	258,040,481	—

Common stock held in treasury:
Repurchases of common stock	(74,263)	(26,857)	(75,030,934)
Sales of common stock	32,162	6,328	2,409
Common stock issued to employees	2,801,200	6,122,900	6,870,600
Other net change in treasury stock	(37,215)	121,919	243

Number of shares outstanding at end of year	2,604,779,843	3,669,044,614	3,600,886,932